Subsequent Events (Details) - Subsequent events - O 2025 A Dividends $ / shares in Units, $ in Millions	1 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Subsequent Events
Dividends payable, date declared	2026-03
Cash dividend declared (US$/share)	$ 0.61
Dividends payable, date of record	Apr. 17, 2026
Aggregate amount of dividend payable | $	$ 150
Dividends payable, date to be paid	May 15, 2026
ADS
Subsequent Events
Cash dividend declared (US$/share)	$ 0.61
Dividends payable, date to be paid	May 22, 2026